Finance income and costs	12 Months Ended
Dec. 31, 2021
Finance income and costs
Finance income and costs

12.  Finance income and costs

(a)   Finance income

	For the year ended
	December 31,
	2021	2020	2019
Interest on term deposits	204,497	51,857	76,202
Interest accrued on loans to related parties (Note 29(с))	782	947	—
Interest accrued on loan to third party	2,807	—	—
Net gain on financial assets measured at fair value through profit and loss (Note 8(a))	34,508	150	—
Other interest income	514	6,375	562
Total finance income	243,108	59,329	76,764

(b)   Finance costs

	For the year ended
	December 31,
	2021	2020	2019
Interest accrued on bank loan (Note 21(a))	(342,425)	(357,377)	(559,527)
Interest accrued on non-convertible bonds (Note 21(b))	(270,442)	(12,543)	—
Interest accrued on lease liabilities (Note 23)	(20,466)	(26,334)	(32,941)
Interest accrued on loans from related parties (Note 29(c))	(572)	—	—
Interest accrued on other loan	—	—	(6,391)
Other interest costs	(25,674)	(13,291)	(4,421)
Total finance costs	(659,579)	(409,545)	(603,280)